UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    February 11, 2011

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39
Form 13F Information Table Value (x $1000) Total:  $1793629


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AMGEN INC                    COM              031162100     4118   75000 SH       SOLE                   75000        0
BANK OF AMERICA CORPORATION  PUT              060505954     5336  400000 SH       SOLE                  400000        0
BANK OF NEW YORK MELLON CORP COM              064058100    11244  372327 SH       SOLE                  372327        0        0
CBS CORP NEW                 CL B             124857202    78703 4131399 SH       SOLE                 4131399        0        0
COCA COLA CO                 COM              191216100    67710 1029500 SH       SOLE                 1029500        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109    91712 3664100 SH       SOLE                 3664100        0
COVANTA HLDG CORP            COM              22282E102    67281 3913944 SH       SOLE                 3913944        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    90834 3316309 SH       SOLE                 3316309        0        0
FISERV INC                   COM              337738108    85377 1457944 SH       SOLE                 1457944        0        0
FORD MTR CO DEL              PUT              345370950     5877  350000 SH       SOLE                  350000        0
GOOGLE INC                   CL A             38259P508    39902   67178 SH       SOLE                   67178        0        0
HSN INC                      COM              404303109    10897  355534 SH       SOLE                  355534        0        0
ISHARES TR                   PUT              464287952    47185  990400 SH       SOLE                  990400        0
JPMORGAN CHASE & CO          COM              46625H100    22381  527600 SH       SOLE                  527600        0        0
JUNIPER NETWORKS INC         PUT              48203R954     2584   70000 SH       SOLE                   70000        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    61118  695150 SH       SOLE                  695150        0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    51336 3255300 SH       SOLE                 3255300        0        0
LIVE NATION ENTERTAINMENT IN COM              538034109    24474 2143100 SH       SOLE                 2143100        0        0
LORILLARD INC                PUT              544147951     9749  118800 SH       SOLE                  118800        0
MCDONALDS CORP               COM              580135101    26052  339400 SH       SOLE                  339400        0        0
MORGAN STANLEY               CALL             617446908     5442  200000 SH       SOLE                  200000        0
MOTOROLA INC                 CALL             620076909     3628  400000 SH       SOLE                  400000        0
ORACLE CORP                  COM              68389X105    39167 1251342 SH       SOLE                 1251342        0        0
PALL CORP                    COM              696429307     3966   80000 SH       SOLE                   80000        0
PHILIP MORRIS INTL INC       COM              718172109    89718 1532860 SH       SOLE                 1532860        0        0
SPDR S&P 500 ETF TR          PUT              78462F953   138325 1100000 SH       SOLE                 1100000        0
SCHEIN HENRY INC             COM              806407102    96728 1575630 SH       SOLE                 1575630        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    38903  570000 SH       SOLE                  570000        0        0
SHERWIN WILLIAMS CO          COM              824348106    85169 1016948 SH       SOLE                 1016948        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    90735 1639000 SH       SOLE                 1639000        0        0
TRANSDIGM GROUP INC          COM              893641100    34255  475700 SH       SOLE                  475700        0
UNION PAC CORP               COM              907818108    96073 1036830 SH       SOLE                 1036830        0        0
UNITEDHEALTH GROUP INC       CALL             91324P902     4514  125000 SH       SOLE                  125000        0
WELLPOINT INC                COM              94973V107    74549 1311100 SH       SOLE                 1311100        0        0
WELLPOINT INC                CALL             94973V907    28475  500800 SH       SOLE                  500800        0
WELLS FARGO & CO NEW         COM              949746101    23335  753000 SH       SOLE                  753000        0        0
YAHOO INC                    CALL             984332906     1829  110000 SH       SOLE                  110000        0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101    80721 1664700 SH       SOLE                 1664700        0        0
RENAISSANCERE HOLDINGS LTD   COM              G7496G103    54226  851411 SH       SOLE                  851411        0        0